Leases - Other lease costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Expenses relating to short-term leases	£ 25	£ 14
Expenses relating to leases of low-value assets	5	8
Expenses relating to variable lease payments	3	2
At 31 December	£ 33	£ 24